Other Current Liabilities and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Royalties - IIA payable	$ 938	$ 761
Commissions to third parties	1,748	430
Accrued expenses	4,050	2,281
Total	$ 4,050	$ 2,281